Stock-Based Compensation - Summary of Assumptions in the Binomial Option-Pricing Model Used to Determine The Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Risk-free interest rate	1.50%
Expected dividend yield	0.00%
Expected volatility	40.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years
Risk-free interest rate	0.90%	0.80%
Expected dividend yield	0.00%	0.00%
Expected volatility	60.70%	57.00%